Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Revenue Information
Revenue represents revenues from the sale of crude oil, natural gas, refined products and chemical products and from the transmission of crude oil, refined products and natural gas. The revenue information for the years ended December 31, 2019 and 2018 are as follows:

2019 Type of contract	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
Type of goods and services
Crude oil	476,974	—	605,541	—	—	1,082,515
Natural gas	110,837	—	238,999	291,641	—	641,477
Refined products	—	738,116	1,268,889	—	—	2,007,005
Chemical products	—	157,044	28,348	—	—	185,392
Pipeline transportation business	—	—	—	70,568	—	70,568
Non-oil sales in gas stations	—	—	21,146	—	—	21,146
Others	88,284	7,312	2,239	28,341	3,684	129,860
Intersegment elimination	(552,672)	(712,178)	(315,157)	(40,652)	(1,644)	(1,622,303)

Revenue from contracts with customers	123,423	190,294	1,850,005	349,898	2,040	2,515,660

Other revenue						1,150

Total						2,516,810

Geographical Region
Mainland China	41,596	190,294	891,731	349,898	2,040	1,475,559
Others	81,827	—	958,274	—	—	1,040,101

Revenue from contracts with customers	123,423	190,294	1,850,005	349,898	2,040	2,515,660

Other revenue						1,150

Total						2,516,810

2018 Type of contract	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
Type of goods and services
Crude oil	477,512	—	440,560	—	—	918,072
Natural gas	104,927	—	222,387	256,810	—	584,124
Refined products	—	739,532	1,285,065	—	—	2,024,597
Chemical products	—	164,229	30,894	—	—	195,123
Pipeline transportation business	—	—	—	70,068	—	70,068
Non-oil sales in gas stations	—	—	22,274	—	—	22,274
Others	76,044	7,292	1,722	35,545	2,372	122,975
Intersegment elimination	(539,295)	(706,559)	(280,750)	(35,899)	(606)	(1,563,109)

Revenue from contracts with customers	119,188	204,494	1,722,152	326,524	1,766	2,374,124

Other revenue						810

Total						2,374,934

Geographical Region
Mainland China	41,791	204,494	962,950	326,524	1,766	1,537,525
Others	77,397	—	759,202	—	—	836,599

Revenue from contracts with customers	119,188	204,494	1,722,152	326,524	1,766	2,374,124

Other revenue						810

Total						2,374,934